UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09347

Columbia Funds Master Investment Trust, LLC
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, Minnesota			55474
(Address of principal executive offices)			(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

August 31, 2013

Columbia International Value Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A return to volatility

Volatility returned to the financial markets in the second quarter of 2013, as uncertainty about the global economy, monetary policy and the impact of the sequester's spending cuts weighed on investors. Households advanced their spending but also allocated less to savings. Labor markets continued to crank out jobs at a steady pace, slowly reducing unemployment. Housing activity remained strong and retail sales were higher despite no real increase in income. The single weak spot was in the manufacturing sector, where activity slowed. While the consumer has weathered the domestic drag well, business has been closer to the global slowdown and effects of sequestration. Businesses remain very cautious, keeping inventories and staffs lean, and are planning for but not yet confident enough to make capital expenditures.

Against this backdrop, equities outperformed fixed income during the second quarter of 2013. Small-cap stocks outperformed large- and mid-cap stocks, and growth outperformed value except for in the large-cap sector. Outside the United States, foreign stock markets generally lost ground, with the most significant losses sustained by emerging markets.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund's summary prospectus will include the following key information:

>  Investment objective

>  Fee and expense table

>  Portfolio turnover rate information

>  Principal investment strategies, principal risks and performance information

>  Management information

>  Purchase and sale information

>  Tax information

>  Financial intermediary compensation information

Each fund's statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia International Value Fund

Table of Contents

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	20
Columbia International Value Master Portfolio	25
Portfolio of Investments	26
Financial Statements	32
Financial Highlights	35
Notes to Financial Statements	36
Approval of Investment Management Services and Subadvisory Agreements	44
Important Information About This Report	49

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia International Value Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia International Value Fund (the Fund) Class A shares returned 7.08% excluding sales charges for the six months ended August 31, 2013.

>  The Fund outperformed its benchmark, the MSCI EAFE Value Index (Net), which returned 3.80% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	12/27/95
Excluding sales charges		7.08	15.95	0.24	6.83
Including sales charges		0.95	9.29	-0.95	6.20
Class B	05/22/98
Excluding sales charges		6.70	15.16	-0.47	6.04
Including sales charges		1.70	10.16	-0.81	6.04
Class C	06/15/98
Excluding sales charges		6.64	15.02	-0.51	6.03
Including sales charges		5.64	14.02	-0.51	6.03
Class I*	09/27/10	7.29	16.44	-0.26	6.56
Class R*	09/27/10	6.92	15.71	-0.05	6.52
Class R4*	11/08/12	7.25	16.24	0.29	6.85
Class R5*	11/08/12	7.33	16.32	0.30	6.86
Class Z	12/27/95	7.16	16.26	0.49	7.09
MSCI EAFE Value Index (Net)		3.80	19.06	1.21	7.42

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The MSCI EAFE (Europe, Australasia, Far East) Value Index (Net) is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index (Net), and consists of those securities classified by MSCI Inc. as most representing the value style, such as, higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Columbia International Value Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2013)
HSBC Holdings PLC (United Kingdom)	3.5
iShares MSCI EAFE ETF	3.2
Royal Dutch Shell PLC, Class B (United Kingdom)	3.1
Sanofi (France)	2.5
Total SA (France)	2.3
Sumitomo Mitsui Financial Group, Inc. (Japan)	2.2
Australia and New Zealand Banking Group Ltd. (Australia)	2.1
AXA SA (France)	1.9
BNP Paribas SA (France)	1.9
Allianz SE, Registered Shares (Germany)	1.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled Master Portfolio's "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at August 31, 2013)
Australia	5.4
Belgium	1.1
Canada	0.6
France	10.2
Germany	7.4
Hong Kong	2.0
Ireland	3.4
Italy	2.1
Japan	21.8
Netherlands	3.5
Norway	0.9
Philippines	0.4
Russian Federation	0.5
Singapore	1.5
South Korea	2.3
Spain	4.2
Sweden	2.4
Switzerland	5.1
Thailand	1.2
United Kingdom	17.6
United States(a)	6.4
Total	100.0

Percentages indicated are based upon total investments. The Master Portfolio's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Fred Copper, CFA
Daisuke Nomoto, CMA (SAAJ)

Effective June 1, 2013, Colin Moore and Fred Copper assumed responsibility for the day-to-day portfolio management of the Fund, replacing the Fund's subadvisor, Brandes Investment Partners, L.P. Effective August 30, 2013, Daisuke Nomoto replaced Mr. Moore as a Portfolio Manager of the Fund.

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013

Columbia International Value Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2013 — August 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,070.80	1,017.85	7.48	7.28	1.44
Class B	1,000.00	1,000.00	1,067.00	1,014.09	11.35	11.06	2.19
Class C	1,000.00	1,000.00	1,066.40	1,014.09	11.34	11.06	2.19
Class I	1,000.00	1,000.00	1,072.90	1,019.85	5.40	5.27	1.04
Class R	1,000.00	1,000.00	1,069.20	1,016.65	8.71	8.49	1.68
Class R4	1,000.00	1,000.00	1,072.50	1,019.15	6.13	5.97	1.18
Class R5	1,000.00	1,000.00	1,073.30	1,019.70	5.56	5.42	1.07
Class Z	1,000.00	1,000.00	1,071.60	1,019.05	6.23	6.07	1.20

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013

Columbia International Value Fund

Portfolio of Investments

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investment Company 100.2%

Value ($)
Investment in Columbia Funds Master Investment Trust, LLC, Columbia International Value Master Portfolio(a)	323,198,288
Total Investments	323,198,288
Other Assets & Liabilities, Net	(811,447)
Net Assets	322,386,841

Notes to Portfolio of Investments:

(a)  The financial statements of Columbia International Value Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with Columbia International Value Fund's financial statements.

Columbia International Value Fund Invests only in Columbia International Value Master Portfolio (the Master Portfolio). At August 31, 2013, Columbia International Value Fund owned 98.6% of the Master Portfolio. Columbia International Value Master Portfolio was invested in the following industries at August 31, 2013.

Summary of Investments in Securities by Industry (%) (at August 31, 2013)
Aerospace & Defense	1.1
Auto Components	3.0
Automobiles	1.9
Beverages	0.5
Biotechnology	2.4
Capital Markets	1.0
Chemicals	1.2
Commercial Banks	21.8
Construction & Engineering	0.9
Containers & Packaging	1.2
Diversified Financial Services	5.3
Diversified Telecommunication Services	1.3
Electric Utilities	0.9
Electronic Equipment, Instruments & Components	0.7
Energy Equipment & Services	1.1
Food & Staples Retailing	2.7
Gas Utilities	0.5
Household Durables	0.6
Independent Power Producers & Energy Traders	0.4
Industrial Conglomerates	2.0
Insurance	9.1
Internet & Catalog Retail	1.5
IT Services	1.7
Machinery	4.0
Media	1.9

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Summary of Investments in Securities by Industry (%) (at August 31, 2013)
Metals & Mining	3.2
Oil, Gas & Consumable Fuels	11.6
Personal Products	0.3
Pharmaceuticals	6.4
Professional Services	0.3
Real Estate Management & Development	2.0
Road & Rail	1.0
Semiconductors & Semiconductor Equipment	0.2
Specialty Retail	0.1
Textiles, Apparel & Luxury Goods	0.8
Tobacco	0.8
Trading Companies & Distributors	1.1
Wireless Telecommunication Services	3.2
Money Market Funds	0.3
Total	100.0

Percentages indicated are based upon the Master Portfolio's net assets. The Master Portfolio's portfolio composition is subject to change.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Fund

Statement of Assets and Liabilities

August 31, 2013 (Unaudited)

Assets
Investments, at value
Columbia International Value Master Portfolio (identified cost $328,458,565)	$323,198,288
Receivable from Master Portfolio	92,397
Receivable for:
Capital shares sold	142,583
Total assets	323,433,268
Liabilities
Disbursements in excess of cash	92,397
Payable for:
Capital shares purchased	709,230
Distribution and/or service fees	1,488
Transfer agent fees	78,637
Administration fees	179
Compensation of board members	39,295
Expense reimbursement due to Investment Manager	523
Other expenses	124,678
Total liabilities	1,046,427
Net assets applicable to outstanding capital stock	$322,386,841
Represented by
Paid-in capital	$889,861,868
Undistributed net investment income	7,345,033
Accumulated net realized loss	(569,559,783)
Unrealized appreciation (depreciation) on:
Investments	(5,260,277)
Total — representing net assets applicable to outstanding capital stock	$322,386,841

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Fund

Statement of Assets and Liabilities (continued)

August 31, 2013 (Unaudited)

Class A
Net assets	$112,897,004
Shares outstanding	8,204,742
Net asset value per share	$13.76
Maximum offering price per share(a)	$14.60
Class B
Net assets	$458,790
Shares outstanding	34,707
Net asset value per share	$13.22
Class C
Net assets	$24,894,315
Shares outstanding	1,889,569
Net asset value per share	$13.17
Class I
Net assets	$2,403
Shares outstanding	179
Net asset value per share(b)	$13.39
Class R
Net assets	$123,336
Shares outstanding	8,963
Net asset value per share	$13.76
Class R4
Net assets	$19,620
Shares outstanding	1,396
Net asset value per share(b)	$14.05
Class R5
Net assets	$6,643,560
Shares outstanding	473,002
Net asset value per share	$14.05
Class Z
Net assets	$177,347,813
Shares outstanding	12,737,961
Net asset value per share	$13.92

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Fund

Statement of Operations

Six Months Ended August 31, 2013 (Unaudited)

Net investment income
Income allocated from Master Portfolio:
Dividends — unaffiliated issuers	$17,247,357
Dividends — affiliated issuers	597
Interest	13,799
Income from securities lending — net	855
Foreign taxes withheld	(1,899,384)
Expenses allocated from Master Portfolio(a)	(2,314,495)
Line of credit interest expense allocated from Master Portfolio	(3,443)
Total income	13,045,286
Expenses:
Distribution and/or service fees
Class A	172,288
Class B	2,477
Class C	132,478
Class R	281
Transfer agent fees
Class A	130,952
Class B	469
Class C	25,100
Class R	106
Class R4	15
Class R5	1,307
Class Z	323,638
Administration fees	294,180
Compensation of board members	7,302
Printing and postage fees	78,138
Registration fees	29,178
Professional fees	10,079
Other	4,142
Total expenses	1,212,130
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(183,871)
Expense reductions	(920)
Total net expenses	1,027,339
Net investment income	12,017,947
Realized and unrealized gain (loss) — net
Net realized gain (loss) allocated from Master Portfolio on:
Investments	(41,794,865)
Foreign currency translations	(585,704)
Net realized loss	(42,380,569)
Net change in unrealized appreciation (depreciation) allocated from Master Portfolio on:
Investments	75,222,097
Net change in unrealized appreciation (depreciation)	75,222,097
Net realized and unrealized gain	32,841,528
Net increase in net assets resulting from operations	$44,859,475

(a) Net expenses allocated from Master Portfolio include the Fund's pro-rata portion of the Master Portfolio's investment management fees, administration fees, compensation of board members, custodian fees and other expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013(a)
Operations
Net investment income	$12,017,947	$33,440,252
Net realized loss	(42,380,569)	(136,568,784)
Net change in unrealized appreciation (depreciation)	75,222,097	116,298,605
Net increase in net assets resulting from operations	44,859,475	13,170,073
Distributions to shareholders
Net investment income
Class A	—	(6,459,913)
Class B	—	(16,623)
Class C	—	(822,662)
Class I	—	(92)
Class R	—	(3,062)
Class R4	—	(93)
Class R5	—	(95)
Class Z	—	(29,203,054)
Tax return of capital
Class A	—	(222,193)
Class B	—	(572)
Class C	—	(28,296)
Class I	—	(3)
Class R	—	(105)
Class R4	—	(3)
Class R5	—	(3)
Class Z	—	(1,004,458)
Total distributions to shareholders	—	(37,761,227)
Increase (decrease) in net assets from capital stock activity	(372,452,868)	(511,679,724)
Total decrease in net assets	(327,593,393)	(536,270,878)
Net assets at beginning of period	649,980,234	1,186,251,112
Net assets at end of period	$322,386,841	$649,980,234
Undistributed (excess of distributions over) net investment income	$7,345,033	$(4,672,914)

(a) Class R4 and Class R5 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	775,697	10,683,199	2,747,144	34,280,047
Distributions reinvested	—	—	355,352	4,458,659
Redemptions	(5,718,409)	(78,599,731)	(7,141,317)	(89,527,344)
Net decrease	(4,942,712)	(67,916,532)	(4,038,821)	(50,788,638)
Class B shares
Subscriptions	2,031	26,501	3,954	46,229
Distributions reinvested	—	—	1,199	14,561
Redemptions(b)	(9,134)	(119,118)	(26,993)	(324,804)
Net decrease	(7,103)	(92,617)	(21,840)	(264,014)
Class C shares
Subscriptions	81,514	1,080,678	116,197	1,393,386
Distributions reinvested	—	—	48,183	583,499
Redemptions	(312,945)	(4,133,833)	(805,033)	(9,611,764)
Net decrease	(231,431)	(3,053,155)	(640,653)	(7,634,879)
Class R shares
Subscriptions	1,416	19,547	7,905	98,959
Distributions reinvested	—	—	245	3,086
Redemptions	(69)	(916)	(1,126)	(13,522)
Net increase	1,347	18,631	7,024	88,523
Class R4 shares
Subscriptions	1,196	16,071	200	2,500
Net increase	1,196	16,071	200	2,500
Class R5 shares
Subscriptions	449,300	6,074,193	53,142	719,869
Redemptions	(29,440)	(428,610)	—	—
Net increase	419,860	5,645,583	53,142	719,869
Class Z shares
Subscriptions	2,704,391	37,319,899	16,323,796	204,554,101
Distributions reinvested	—	—	2,021,034	25,616,171
Redemptions	(24,891,959)	(344,390,748)	(53,114,547)	(683,973,357)
Net decrease	(22,187,568)	(307,070,849)	(34,769,717)	(453,803,085)
Total net decrease	(26,946,411)	(372,452,868)	(39,410,665)	(511,679,724)

(a) Class R4 and Class R5 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$12.85		$13.14		$15.12		$13.48		$9.40		$18.95
Income from investment operations:
Net investment income	0.28		0.39		0.39		0.22		0.33	(a)	0.52
Net realized and unrealized gain (loss)	0.63		(0.20)		(1.88)		1.81		3.96		(7.83)
Total from investment operations	0.91		0.19		(1.49)		2.03		4.29		(7.31)
Less distributions to shareholders:
Net investment income	—		(0.46)		(0.49)		(0.39)		(0.21)		(0.53)
Net realized gains	—		—		—		—		—		(1.70)
Tax return of capital	—		(0.02)		—		—		—		(0.01)
Total distributions to shareholders	—		(0.48)		(0.49)		(0.39)		(0.21)		(2.24)
Proceeds from regulatory settlements	—		—		0.00	(b)	0.00	(b)	0.00	(b)	—
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$13.76		$12.85		$13.14		$15.12		$13.48		$9.40
Total return	7.08%		1.56%		(9.51%)		15.47%		45.57%		(42.59%)
Ratios to average net assets(c)
Total gross expenses	1.51	%(d)(e)	1.57	%(d)	1.53	%(d)	1.48	%(d)	1.42	%(d)	1.38	%(d)
Total net expenses(f)	1.44	%(d)(e)(g)	1.43	%(d)(g)	1.41	%(d)(g)	1.48	%(d)(g)	1.42	%(d)(g)	1.38	%(d)(g)
Net investment income	4.10	%(e)	3.09%		2.87%		1.61%		2.56%		3.31%
Supplemental data
Net assets, end of period (in thousands)	$112,897		$168,944		$225,747		$367,847		$380,578		$241,097

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.13 per share.

(b)  Rounds to zero.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Ratios include line of credit interest expense allocated from Master Portfolio which rounds to less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$12.39		$12.68		$14.61		$13.02		$9.09		$18.39
Income from investment operations:
Net investment income	0.21		0.29		0.27		0.21		0.24	(a)	0.37
Net realized and unrealized gain (loss)	0.62		(0.19)		(1.81)		1.67		3.82		(7.53)
Total from investment operations	0.83		0.10		(1.54)		1.88		4.06		(7.16)
Less distributions to shareholders:
Net investment income	—		(0.38)		(0.39)		(0.29)		(0.13)		(0.43)
Net realized gains	—		—		—		—		—		(1.70)
Tax return of capital	—		(0.01)		—		—		—		(0.01)
Total distributions to shareholders	—		(0.39)		(0.39)		(0.29)		(0.13)		(2.14)
Proceeds from regulatory settlements	—		—		0.00	(b)	0.00	(b)	0.00	(b)	—
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$13.22		$12.39		$12.68		$14.61		$13.02		$9.09
Total return	6.70%		0.84%		(10.28%)		14.75%		44.61%		(43.01%)
Ratios to average net assets(c)
Total gross expenses	2.25	%(d)(e)	2.32	%(e)	2.27	%(e)	2.23	%(e)	2.17	%(e)	2.13	%(e)
Total net expenses(f)	2.19	%(d)(e)(g)	2.18	%(e)(g)	2.16	%(e)(g)	2.23	%(e)(g)	2.17	%(e)(g)	2.13	%(e)(g)
Net investment income	3.17	%(d)	2.41%		2.05%		1.62%		1.95%		2.43%
Supplemental data
Net assets, end of period (in thousands)	$459		$518		$807		$1,437		$8,476		$18,743

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.13 per share.

(b)  Rounds to zero.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense allocated from Master Portfolio which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$12.35		$12.64		$14.56		$12.99		$9.08		$18.37
Income from investment operations:
Net investment income	0.21		0.28		0.27		0.12		0.22	(a)	0.34
Net realized and unrealized gain (loss)	0.61		(0.18)		(1.80)		1.74		3.82		(7.49)
Total from investment operations	0.82		0.10		(1.53)		1.86		4.04		(7.15)
Less distributions to shareholders:
Net investment income	—		(0.38)		(0.39)		(0.29)		(0.13)		(0.43)
Net realized gains	—		—		—		—		—		(1.70)
Tax return of capital	—		(0.01)		—		—		—		(0.01)
Total distributions to shareholders	—		(0.39)		(0.39)		(0.29)		(0.13)		(2.14)
Proceeds from regulatory settlements	—		—		0.00	(b)	0.00	(b)	0.00	(b)	—
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$13.17		$12.35		$12.64		$14.56		$12.99		$9.08
Total return	6.64%		0.85%		(10.24%)		14.62%		44.44%		(43.00%)
Ratios to average net assets(c)
Total gross expenses	2.25	%(d)(e)	2.32	%(e)	2.28	%(e)	2.23	%(e)	2.17	%(e)	2.13	%(e)
Total net expenses(f)	2.19	%(d)(e)(g)	2.18	%(e)(g)	2.16	%(e)(g)	2.23	%(e)(g)	2.17	%(e)(g)	2.13	%(e)(g)
Net investment income	3.23	%(d)	2.35%		2.10%		0.89%		1.81%		2.28%
Supplemental data
Net assets, end of period (in thousands)	$24,894		$26,193		$34,910		$57,793		$63,914		$49,750

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.13 per share.

(b)  Rounds to zero.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense allocated from Master Portfolio which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Fund

Financial Highlights (continued)

Class I	Six Months Ended August 31 2013, (Unaudited)		Year Ended February 28, 2013		Year Ended February 29, 2012		Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$12.48		$12.77		$15.27		$13.93
Income from investment operations:
Net investment income (loss)	0.29		0.40		0.70		(0.00	)(b)
Net realized and unrealized gain (loss)	0.62		(0.16)		(2.65)		1.67
Total from investment operations	0.91		0.24		(1.95)		1.67
Less distributions to shareholders:
Net investment income	—		(0.51)		(0.55)		(0.33)
Tax return of capital	—		(0.02)		—		—
Total distributions to shareholders	—		(0.53)		(0.55)		(0.33)
Proceeds from regulatory settlements	—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$13.39		$12.48		$12.77		$15.27
Total return	7.29%		2.00%		(12.47%)		12.22%
Ratios to average net assets(c)
Total gross expenses	1.04	%(d)(e)	1.13	%(e)	1.06	%(e)	1.07	%(d)(e)
Total net expenses(f)	1.04	%(d)(e)	1.04	%(e)(g)	1.06	%(e)	1.07	%(d)(e)(g)
Net investment income (loss)	4.29	%(d)	3.31%		4.77%		(0.05	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$2		$2		$2		$34,506

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Rounds to zero.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense allocated from Master Portfolio which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Fund

Financial Highlights (continued)

Class R	Six Months Ended August 31 2013, (Unaudited)		Year Ended February 28, 2013		Year Ended February 29, 2012		Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$12.87		$13.15		$15.15		$13.78
Income from investment operations:
Net investment income	0.25		0.15		0.25		0.02
Net realized and unrealized gain (loss)	0.64		0.02	(b)	(1.79)		1.60
Total from investment operations	0.89		0.17		(1.54)		1.62
Less distributions to shareholders:
Net investment income	—		(0.44)		(0.46)		(0.25)
Tax return of capital	—		(0.01)		—		—
Total distributions to shareholders	—		(0.45)		(0.46)		(0.25)
Proceeds from regulatory settlements	—		—		0.00	(c)	0.00	(c)
Net asset value, end of period	$13.76		$12.87		$13.15		$15.15
Total return	6.92%		1.39%		(9.90%)		11.92%
Ratios to average net assets(d)
Total gross expenses	1.74	%(e)(f)	1.85	%(f)	1.86	%(f)	1.77	%(e)(f)
Total net expenses(g)	1.68	%(e)(f)(h)	1.70	%(f)(h)	1.64	%(f)(h)	1.77	%(e)(f)(h)
Net investment income	3.56	%(e)	1.16%		1.94%		0.40	%(e)
Supplemental data
Net assets, end of period (in thousands)	$123		$98		$8		$3

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Ratios include line of credit interest expense allocated from Master Portfolio which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Fund

Financial Highlights (continued)

Class R4	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
Per share data
Net asset value, beginning of period	$13.10		$12.51
Income from investment operations:
Net investment income	0.31		0.02
Net realized and unrealized gain	0.64		1.05	(b)
Total from investment operations	0.95		1.07
Less distributions to shareholders:
Net investment income	—		(0.46)
Tax return of capital	—		(0.02)
Total distributions to shareholders	—		(0.48)
Net asset value, end of period	$14.05		$13.10
Total return	7.25%		8.64%
Ratios to average net assets(c)
Total gross expenses	1.23	%(d)(e)	1.31	%(d)(e)
Total net expenses(f)	1.18	%(d)(e)(g)	1.21	%(d)(e)
Net investment income	4.33	%(d)	0.59	%(d)
Supplemental data
Net assets, end of period (in thousands)	$20		$3

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense allocated from Master Portfolio which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Fund

Financial Highlights (continued)

Class R5	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
Per share data
Net asset value, beginning of period	$13.09		$12.51
Income from investment operations:
Net investment income	0.30		0.07
Net realized and unrealized gain	0.66		1.00	(b)
Total from investment operations	0.96		1.07
Less distributions to shareholders:
Net investment income	—		(0.47)
Tax return of capital	—		(0.02)
Total distributions to shareholders	—		(0.49)
Net asset value, end of period	$14.05		$13.09
Total return	7.33%		8.64%
Ratios to average net assets(c)
Total gross expenses	1.09	%(d)(e)	1.28	%(d)(e)
Total net expenses(f)	1.07	%(d)(e)	1.09	%(d)(e)
Net investment income	4.20	%(d)	1.88	%(d)
Supplemental data
Net assets, end of period (in thousands)	$6,644		$696

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense allocated from Master Portfolio which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$12.99		$13.27		$15.28		$13.62		$9.49		$19.10
Income from investment operations:
Net investment income	0.36		0.42		0.42		0.26		0.36	(a)	0.50
Net realized and unrealized gain (loss)	0.57		(0.19)		(1.90)		1.83		4.01		(7.83)
Total from investment operations	0.93		0.23		(1.48)		2.09		4.37		(7.33)
Less distributions to shareholders:
Net investment income	—		(0.49)		(0.53)		(0.43)		(0.24)		(0.57)
Net realized gains	—		—		—		—		—		(1.70)
Tax return of capital	—		(0.02)		—		—		—		(0.01)
Total distributions to shareholders	—		(0.51)		(0.53)		(0.43)		(0.24)		(2.28)
Proceeds from regulatory settlements	—		—		0.00	(b)	0.00	(b)	0.00	(b)	—
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$13.92		$12.99		$13.27		$15.28		$13.62		$9.49
Total return	7.16%		1.86%		(9.35%)		15.74%		45.94%		(42.41%)
Ratios to average net assets(c)
Total gross expenses	1.27	%(d)(e)	1.32	%(e)	1.27	%(e)	1.23	%(e)	1.17	%(e)	1.13	%(e)
Total net expenses(f)	1.20	%(d)(e)(g)	1.18	%(e)(g)	1.16	%(e)(g)	1.23	%(e)(g)	1.17	%(e)(g)	1.13	%(e)(g)
Net investment income	5.09	%(d)	3.35%		3.09%		1.85%		2.76%		3.20%
Supplemental data
Net assets, end of period (in thousands)	$177,348		$453,526		$924,777		$1,277,799		$1,187,812		$844,122

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.13 per share.

(b)  Rounds to zero.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense allocated from Master Portfolio which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Fund

Notes to Financial Statements

August 31, 2013 (Unaudited)

Note 1. Organization

Columbia International Value Fund (the Feeder Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The value of the Feeder Fund's investment in Columbia International Value Master Portfolio (the Master Portfolio) included in the Statement of Assets and Liabilities reflects the Feeder Fund's proportionate amount of beneficial interest in the net assets of the Master Portfolio, which is equal to 98.6% at August 31, 2013. The financial statements of the Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Feeder Fund's financial statements. Another fund that is managed by the Investment Manager, not registered under the 1940 Act, and whose financial statements are not presented here, also invests in the Master Portfolio.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Feeder Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Feeder Fund no longer accepts investments by new or existing investors in the Feeder Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Feeder Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Feeder Fund in the preparation of its financial statements.

Security Valuation

The Feeder Fund invests all or substantially all of its assets in the Master Portfolio, an open-end management investment company having the same investment objectives as the Feeder Fund. See the Notes to Financial Statements for the Master Portfolio included elsewhere in this report for the Master Portfolio's valuation policies.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and

Semiannual Report 2013

Columbia International Value Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Feeder Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Expenses

General expenses of the Trust are allocated to the Feeder Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Feeder Fund are charged to the Feeder Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Feeder Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

The Feeder Fund records its proportionate share of investment income, realized and unrealized gains (losses) and expenses reported by the Master Portfolio on a daily basis. The investment income, realized and unrealized gains (losses) and expenses are allocated daily to investors of the Master Portfolio based upon the relative value of their investment in the Master Portfolio.

Federal Income Tax Status

The Feeder Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Feeder Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Feeder Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Feeder Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Feeder Fund level, based on statutory rates. The Feeder Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its Feeder Fund. In addition, certain of the Feeder Fund's contracts with its service providers contain general indemnification clauses. The Feeder Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Feeder Fund cannot be determined, and the Feeder Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The Feeder Fund indirectly pays for investment management and subadvisory services and a portion of the administrative services through its investment in the Master Portfolio (see Notes to Financial Statements of the Master Portfolio).

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. Effective June 1, 2013, the Feeder Fund pays the Fund Administrator an annual fee for administration and accounting services equal to

Semiannual Report 2013

Columbia International Value Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

0.02% of the Fund's average daily net assets. Prior to June 1, 2013, the administration fee was equal to 0.17% of the Fund's average daily net assets. The annualized effective administration fee rate for the six months ended August 31, 2013 was 0.12% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Feeder Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Feeder Fund and Board expenses is facilitated by a company providing limited administrative services to the Feeder Fund and the Board. For the six months ended August 31, 2013, other expenses paid to this company were $347.

Compensation of Board Members

Board members are compensated for their services to the Feeder Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Feeder Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Feeder Fund's liability for these amounts is adjusted for market value changes and remains in the Feeder Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Feeder Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Feeder Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended August 31, 2013, the Feeder Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R	0.19
Class R4	0.18
Class R5	0.05
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Feeder Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2013, these minimum account balance fees reduced total expenses by $920.

Distribution and Service Fees

The Feeder Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Feeder Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Feeder Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Feeder Fund and providing services to investors.

Under the Plans, the Feeder Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Feeder Fund. Also under the Plans, the Feeder Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Feeder Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares of the Feeder Fund, respectively.

Semiannual Report 2013

Columbia International Value Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Feeder Fund shares were $27,509 for Class A, $312 for Class B and $462 for Class C shares for the six months ended August 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Feeder Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Feeder Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	June 1, 2013 through June 30, 2014	Prior to June 01, 2013
Class A	1.41%	1.46%
Class B	2.16	2.21
Class C	2.16	2.21
Class I	1.02	1.07
Class R	1.66	1.71
Class R4	1.16	1.21
Class R5	1.07	1.12
Class Z	1.16	1.21

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Feeder Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

The following capital loss carryforward, determined as of February 28, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2018	185,725,377
2019	68,376,538
Unlimited long-term	171,398,112
Total	425,500,027

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Feeder Fund has elected to treat late year ordinary losses of $2,206,883 and post-October capital losses of $98,895,321 at February 28, 2013 as arising on March 01, 2013.

Management of the Feeder Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Feeder Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Shareholder Concentration

At August 31, 2013, three unaffiliated shareholder accounts owned 36.7% of the outstanding shares of the Feeder Fund. The Feeder Fund has no knowledge about whether any portion of those shares was owned beneficially.

Note 6. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions,

Semiannual Report 2013

Columbia International Value Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 7. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 8. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q,

10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013

Columbia International Value Fund

Columbia Funds Master Investment Trust, LLC

Columbia International Value Master Portfolio Semiannual Report

August 31, 2013

The following pages should be read in conjunction with Columbia International Value Fund's Semiannual Report.

Columbia International Value Master Portfolio

Portfolio of Investments

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 95.8%

Issuer	Shares	Value ($)
Australia 5.4%
Australia and New Zealand Banking Group Ltd.	263,441	6,916,386
BlueScope Steel Ltd. (a)	347,891	1,538,653
Commonwealth Bank of Australia	36,060	2,326,375
Macmahon Holdings Ltd.	5,492,106	626,933
National Australia Bank Ltd.	132,812	3,814,529
Westpac Banking Corp.	89,417	2,482,204
Total		17,705,080
Belgium 1.1%
Barco NV	30,620	2,190,178
Delhaize Group SA	23,802	1,518,631
Total		3,708,809
Canada 0.6%
Cott Corp.	198,877	1,589,027
Eastern Platinum Ltd. (a)	6,547,498	435,133
Total		2,024,160
France 10.1%
AXA SA	288,884	6,294,031
BNP Paribas SA	100,364	6,289,414
CNP Assurances	171,279	3,028,843
Metropole Television SA	99,885	1,911,548
Sanofi	83,429	8,015,085
Total SA	136,193	7,544,678
Total		33,083,599
Germany 7.4%
Allianz SE, Registered Shares	42,775	6,128,240
Aurubis AG	49,992	2,884,370
BASF SE	26,990	2,358,945
Continental AG	17,287	2,609,169
Daimler AG, Registered Shares	23,000	1,578,261
Duerr AG	27,399	1,839,564
Freenet AG	126,114	2,974,379
KHD Humboldt Wedag International AG	266,695	1,681,317
Siemens AG, Registered Shares	20,495	2,169,415
Total		24,223,660

Common Stocks (continued)

Issuer	Shares	Value ($)
Hong Kong 2.0%
Hongkong Land Holdings Ltd.	305,000	1,965,655
K Wah International Holdings Ltd.	3,869,000	1,814,887
Wharf Holdings Ltd.	321,000	2,627,046
Total		6,407,588
Ireland 3.4%
Dragon Oil PLC	459,462	4,218,769
Jazz Pharmaceuticals PLC (a)	34,680	3,041,089
Smurfit Kappa Group PLC	186,622	3,790,994
Total		11,050,852
Italy 2.1%
ENI SpA	167,690	3,829,723
Recordati SpA	269,001	3,032,629
Total		6,862,352
Japan 21.6%
Aisin Seiki Co., Ltd.	70,400	2,687,217
Arnest One Corp.	98,600	2,043,946
Central Japan Railway Co.	28,600	3,256,200
CyberAgent, Inc.	737	1,885,905
Daiichikosho Co., Ltd.	94,200	2,532,150
Dr Ci:Labo Co., Ltd.	382	989,236
Fuji Heavy Industries Ltd.	189,000	4,550,075
Fuji Machine Manufacturing Co., Ltd.	216,600	1,961,765
Fuyo General Lease Co., Ltd.	93,200	2,989,957
Hino Motors Ltd.	151,000	1,956,189
IT Holdings Corp.	247,100	2,938,904
ITOCHU Corp.	318,500	3,585,427
Japan Petroleum Exploration Co.	45,000	1,998,749
Japan Tobacco, Inc.	76,000	2,566,889
Kato Sangyo Co., Ltd.	112,300	2,227,321
Kinki Sharyo Co., Ltd.	310,973	1,021,811
Mitsubishi UFJ Financial Group, Inc.	660,931	3,851,778
Nippon Telegraph & Telephone Corp.	80,800	4,099,122
NuFlare Technology, Inc.	43	503,489
Otsuka Holdings Co., Ltd.	70,900	2,190,478
Shinko Plantech Co., Ltd.	322,000	2,575,543
Sumitomo Mitsui Financial Group, Inc.	164,642	7,236,981
Temp Holdings Co., Ltd.	44,900	968,938

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Master Portfolio

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Tokyo Gas Co., Ltd.	308,000	1,593,989
TS Tech Co., Ltd.	79,700	2,667,254
Tsuruha Holdings, Inc.	21,300	1,919,373
Yamaguchi Financial Group, Inc.	205,000	1,900,616
Yodogawa Steel Works Ltd.	506,000	2,039,647
Total		70,738,949
Netherlands 3.4%
ING Groep NV-CVA (a)	351,292	3,814,102
Koninklijke Ahold NV	187,088	2,980,778
Koninklijke Philips NV	144,569	4,469,118
Total		11,263,998
Norway 0.9%
Electromagnetic GeoServices AS (a)	933,005	1,077,861
Kongsberg Automotive Holding ASA (a)	4,127,491	1,895,185
Total		2,973,046
Philippines 0.4%
Energy Development Corp.	10,597,300	1,365,153
Russian Federation 0.5%
Sberbank of Russia, ADR	165,116	1,740,323
Singapore 1.5%
Ausgroup Ltd.	3,207,000	764,244
DBS Group Holdings Ltd.	323,000	3,989,523
Total		4,753,767
South Korea 2.3%
GS Home Shopping, Inc.	9,853	1,876,424
Hyundai Home Shopping Network Corp.	21,345	3,145,587
LG Fashon Corp.	58,360	1,353,605
Youngone Holdings Co., Ltd.	19,807	1,092,815
Total		7,468,431
Spain 4.2%
Banco Bilbao Vizcaya Argentaria SA	345,632	3,298,128
Banco Santander SA	761,363	5,373,404
Duro Felguera SA	341,428	2,278,804
Iberdrola SA	541,700	2,872,342
Total		13,822,678

Common Stocks (continued)

Issuer	Shares	Value ($)
Sweden 2.4%
MQ Holding AB	129,627	338,377
Nordea Bank AB	339,416	3,951,194
Saab AB, Class B	193,230	3,539,593
Total		7,829,164
Switzerland 5.0%
Baloise Holding AG, Registered Shares	30,620	3,241,518
Georg Fischer AG, Registered Shares	7,010	3,800,897
Novartis AG, Registered Shares	22,021	1,605,809
Roche Holding AG, Genusschein Shares	11,777	2,937,763
Zurich Insurance Group AG	19,536	4,862,741
Total		16,448,728
Thailand 1.1%
Bangkok Bank PCL, Foreign Registered Shares	336,700	1,885,573
PTT PCL, Foreign Registered Shares	183,700	1,860,641
Total		3,746,214
United Kingdom 17.5%
Amarin Corp. PLC, ADR (a)	245,374	1,545,856
Antofagasta PLC	147,299	1,951,703
Aviva PLC	632,745	3,792,826
Barclays PLC	1,034,322	4,541,787
BP PLC	812,263	5,616,606
HSBC Holdings PLC	1,100,773	11,531,670
Intermediate Capital Group PLC	494,597	3,354,104
Lancashire Holdings Ltd.	201,803	2,248,559
Royal Dutch Shell PLC, Class A	85,637	2,771,831
Royal Dutch Shell PLC, Class B	295,711	9,958,065
Vodafone Group PLC	1,561,120	4,989,741
Vodafone Group PLC, ADR	72,170	2,334,700
Xchanging PLC	1,353,152	2,631,710
Total		57,269,158
United States 2.9%
CF Industries Holdings, Inc.	8,248	1,569,924
Gilead Sciences, Inc. (a)	22,899	1,380,123
GTx, Inc. (a)(b)	222,714	345,207
Infinity Pharmaceuticals, Inc. (a)	56,610	1,047,851
Insmed, Inc. (a)	50,243	764,196

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Master Portfolio

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Keryx Biopharmaceuticals, Inc. (a)	74,158	632,568
NPS Pharmaceuticals, Inc. (a)	27,486	689,899
Pharmacyclics, Inc. (a)	7,303	814,284
Stillwater Mining Co. (a)	147,526	1,680,321
Vertex Pharmaceuticals, Inc. (a)	8,492	638,174
Total		9,562,547
Total Common Stocks (Cost: $314,536,032)		314,048,256

Exchange-Traded Funds 3.2%

iShares MSCI EAFE ETF	174,518	10,326,230
Total Exchange-Traded Funds (Cost: $10,469,438)		10,326,230

Money Market Funds 0.3%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.097% (c)(d)	1,040,295	1,040,295
Total Money Market Funds (Cost: $1,040,295)		1,040,295

Total Investments (Cost: $326,045,765)	325,414,781
Other Assets & Liabilities, Net	2,350,399
Net Assets	327,765,180

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at August 31, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Toronto Dominion	September 17, 2013	7,148,797 (USD)	7,799,000 (AUD)	—	(213,211)
Toronto Dominion	September 17, 2013	3,640,852 (USD)	2,751,000 (EUR)	—	(4,839)
Toronto Dominion	September 17, 2013	22,068,246 (USD)	14,431,000 (GBP)	293,229	—
Toronto Dominion	September 17, 2013	1,823,691 (USD)	6,545,000 (ILS)	—	(22,323)
Toronto Dominion	September 17, 2013	1,823,659 (USD)	10,836,000 (NOK)	—	(53,879)
Toronto Dominion	September 17, 2013	1,038,905 (USD)	1,308,000 (NZD)	—	(28,973)
Toronto Dominion	September 17, 2013	1,094,386 (USD)	7,136,000 (SEK)	—	(17,951)
Toronto Dominion	September 17, 2013	2,190,964 (USD)	2,778,000 (SGD)	—	(13,128)
Toronto Dominion	September 17, 2013	147,527,000 (THB)	4,716,638 (USD)	137,049	—
Toronto Dominion	September 17, 2013	370,507,000 (JPY)	3,720,435 (USD)	—	(53,341)
Toronto Dominion	September 17, 2013	5,721,000 (CHF)	6,121,905 (USD)	—	(27,334)
Toronto Dominion	September 17, 2013	2,072,000 (CAD)	2,013,312 (USD)	46,792	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Master Portfolio

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Investments in Derivatives (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Toronto Dominion	September 17, 2013	10,221,800,000 (KRW)	9,131,091 (USD)	—	(69,428)
Toronto Dominion	September 17, 2013	100,989,000 (JPY)	1,024,053 (USD)	—	(4,565)
Toronto Dominion	September 17, 2013	45,487,000 (PHP)	1,018,746 (USD)	—	(1,192)
Total				477,070	(510,164)

Open Options Contracts Written at August 31, 2013

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
GTx, Inc.	Call	19	2.00	75	Sept. 21, 2013	143
Total						143

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  At August 31, 2013, securities valued at $2,945 were held to cover open call options written.

(c)  The rate shown is the seven-day current annualized yield at August 31, 2013.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Master Portfolio owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Master Portfolio. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	8,630,043	120,346,020	(127,935,768)	1,040,295	2,172	1,040,295

Abbreviation Legend

ADR  American Depositary Receipt

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

EUR  Euro

GBP  British Pound

ILS    Israeli Shekel

JPY  Japanese Yen

KRW  Korean Won

NOK  Norwegian Krone

NZD  New Zealand Dollar

PHP  Philippine Peso

SEK  Swedish Krona

SGD  Singapore Dollar

THB  Thailand Baht

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Master Portfolio

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Master Portfolio categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Master Portfolio's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Master Portfolio has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Master Portfolio's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Master Portfolio uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Master Portfolio's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Master Portfolio

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Master Portfolio's investments at August 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	32,167,519	—	32,167,519
Consumer Staples	1,589,027	12,202,227	—	13,791,254
Energy	—	41,452,464	—	41,452,464
Financials	—	117,292,392	—	117,292,392
Health Care	10,899,247	17,781,765	—	28,681,012
Industrials	—	33,920,217	—	33,920,217
Information Technology	—	8,264,281	—	8,264,281
Materials	3,685,378	14,564,313	—	18,249,691
Telecommunication Services	2,334,700	12,063,242	—	14,397,942
Utilities	—	5,831,484	—	5,831,484
Exchange-Traded Funds	10,326,230	—	—	10,326,230
Total Equity Securities	28,834,582	295,539,904	—	324,374,486
Mutual Funds
Money Market Funds	1,040,295	—	—	1,040,295
Total Mutual Funds	1,040,295	—	—	1,040,295
Investments in Securities	29,874,877	295,539,904	—	325,414,781
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	477,070	—	477,070
Liabilities
Forward Foreign Currency Exchange Contracts	—	(510,164)	—	(510,164)
Options Contracts Written	(143)	—	—	(143)
Total	29,874,734	295,506,810	—	325,381,544

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Master Portfolio's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Master Portfolio

Statement of Assets and Liabilities

August 31, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $325,005,470)	$324,374,486
Affiliated issuers (identified cost $1,040,295)	1,040,295
Total investments (identified cost $326,045,765)	325,414,781
Foreign currency (identified cost $1,283,533)	1,283,533
Unrealized appreciation on forward foreign currency exchange contracts	477,070
Receivable from feeder funds	1,988
Receivable for:
Investments sold	44,073,852
Dividends	1,440,234
Reclaims	1,007,330
Expense reimbursement due from Investment Manager	318
Prepaid expenses	70,210
Total assets	373,769,316
Liabilities
Option contracts written, at value (premiums received $75)	143
Unrealized depreciation on forward foreign currency exchange contracts	510,164
Payable to feeder funds	92,397
Payable for:
Investments purchased	36,188,934
Collateral and deposits	9,100,000
Investment management fees	7,190
Administration fees	546
Compensation of board members	72,562
Other expenses	32,200
Total liabilities	46,004,136
Net assets applicable to outstanding capital stock	$327,765,180

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Master Portfolio

Statement of Operations

Six Months Ended August 31, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$18,843,034
Dividends — affiliated issuers	2,172
Interest	14,472
Income from securities lending — net	944
Foreign taxes withheld	(2,042,382)
Total income	16,818,240
Expenses:
Investment management fees	2,264,661
Administration fees	147,850
Compensation of board members	18,366
Custodian fees	43,487
Professional fees	23,020
Line of credit interest expense	3,630
Other	101,104
Total expenses	2,602,118
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(109,391)
Total net expenses	2,492,727
Net investment income	14,325,513
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(47,591,664)
Foreign currency translations	(128,906)
Forward foreign currency exchange contracts	(684,818)
Net realized loss	(48,405,388)
Net change in unrealized appreciation (depreciation) on:
Investments	83,890,263
Foreign currency translations	35,502
Forward foreign currency exchange contracts	(33,094)
Net change in unrealized appreciation (depreciation)	83,892,671
Net realized and unrealized gain	35,487,283
Net increase in net assets resulting from operations	$49,812,796

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Master Portfolio

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Operations
Net investment income	$14,325,513	$40,231,525
Net realized loss	(48,405,388)	(154,977,008)
Net change in unrealized appreciation (depreciation)	83,892,671	133,091,210
Net increase in net assets resulting from operations	49,812,796	18,345,727
Contributions and withdrawals
Contributions	4,660,911	95,990,171
Withdrawals	(442,300,359)	(689,416,929)
Net contributions (withdrawals)	(437,639,448)	(593,426,758)
Total decrease in net assets	(387,826,652)	(575,081,031)
Net assets at beginning of period	715,591,832	1,290,672,863
Net assets at end of period	$327,765,180	$715,591,832

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Master Portfolio

Financial Highlights

The following table shows certain financial information for evaluating the Master Portfolio's results. Total returns are not annualized for periods of less than one year.

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
	(Unaudited)		2013		2012		2011		2010		2009
Total return	7.46%		2.14%		(9.07%)		16.11%		46.24%		(42.12%)
Ratios to average net assets(a)(b)
Total gross expenses	0.94	%(c)(d)	0.91	%(c)	0.88	%(c)	0.86	%(c)	0.87	%(c)	0.84	%(c)
Total net expenses(e)	0.90	%(c)(d)	0.90	%(c)	0.88	%(c)	0.86	%(c)(f)	0.87	%(c)(f)	0.84	%(c)(f)
Net investment income	5.18	%(d)	3.61%		3.41%		2.21%		3.08%		3.58%
Supplemental data
Portfolio turnover	72%		13%		16%		7%		22%		5%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Master Portfolio bears directly, the Master Portfolio indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Certain line items from prior years have been reclassified to conform to the current presentation.

(c)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Master Portfolio

Notes to Financial Statements

August 31, 2013 (Unaudited)

Note 1. Organization

Columbia Funds Master Investment Trust, LLC (the Master Trust), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Information presented in these financial statements pertains to Columbia International Value Master Portfolio (the Master Portfolio).

The following investors were invested in the Master Portfolio at August 31, 2013:

Columbia International Value Fund (the Feeder Fund)	98.6%
Columbia Management Private Funds VII, LLC — International Value Fund	1.4%

The Master Portfolio serves as a master portfolio for the Columbia International Value Fund which operates as a feeder fund in a master/feeder structure.

Each investor in the Master Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains (losses) of the Master Portfolio.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Master Portfolio in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter (OTC) option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's

Semiannual Report 2013

Columbia International Value Master Portfolio

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Master Portfolio does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Master Portfolio invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Master Portfolio may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Master Portfolio to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts and market values of derivative instruments, if any, are not recorded in the financial statements.

The Master Portfolio and any counterparty are required to maintain an agreement that requires the Master Portfolio and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Master Portfolio and such counterparty. If the net fair value of such derivatives between the Master Portfolio and that counterparty exceeds a certain threshold (as defined in the agreement), the Master Portfolio or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Master Portfolio or any counterparty. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Master Portfolio's risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Master Portfolio and the amount of any initial margin held by the counterparty. With exchange traded or centrally cleared derivatives , there is minimal counterparty credit risk to the Master Portfolio since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Master Portfolio.

In order to better define its contractual rights and to secure rights that will help the Master Portfolio mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Master Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Semiannual Report 2013

Columbia International Value Master Portfolio

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Master Portfolio and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Master Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty nonperformance. The Master Portfolio attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Master Portfolio's net assets decline by a stated percentage over a specified time period or the Master Portfolio fails to meet the terms of the ISDA Master Agreement, which would cause the Master Portfolio to accelerate payment of any net liability owed to the counterparty. The Master Portfolio also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Master Portfolio would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are OTC agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Master Portfolio utilized forward foreign currency exchange contracts [to hedge the currency exposure associated with some or all of the Master Portfolio's securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio]. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Master Portfolio will record a realized gain or loss when the forward foreign currency exchange contract expires or is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Master Portfolio's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange traded or OTC. The Master Portfolio purchased and wrote option contracts to produce incremental earnings and protect gains/decrease the Master Portfolio's exposure to equity risk and to increase return on investments, protect gains, and facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Master Portfolio to secure certain OTC option contract trades. Cash collateral held or posted by the Master Portfolio for such option contract trades must be returned to the counterparty or the Master Portfolio upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Master Portfolio writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. The Master Portfolio will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased

Semiannual Report 2013

Columbia International Value Master Portfolio

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For OTC options purchased, the Master Portfolio bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Master Portfolio should the counterparty fail to perform under the contracts. The Master Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Master Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option contract is that the Master Portfolio may incur a loss if the market price of the security decreases and the option contract is exercised. The Master Portfolio's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Master Portfolio could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. Option contracts written by the Master Portfolio do not typically give rise to counterparty credit risk, as options written generally obligate the Master Portfolio and not the counterparty to perform. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put option contracts by holders of the option contracts or proceeds received upon entering into the contracts.

Contracts and premiums associated with options contracts written for the six months ended August 31, 2013 are as follows:

Calls
	Contracts	Premiums ($)
Balance at February 28, 2013	—	—
Opened	19	75
Closed	—	—
Expired	—	—
Exercised	—	—
Balance at August 31, 2013	19	75

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Master Portfolio, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at August 31, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	477,070
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Options contracts written, at value	143
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	510,164
Total		510,307

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended August 31, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	(684,818)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	(33,094)

The following table is a summary of the volume of derivative instruments for the six months ended August 31, 2013:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	57
Options contracts	19

Semiannual Report 2013

Columbia International Value Master Portfolio

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

The following table presents the Master Portfolio's gross and net amount of liabilities available for offset under a netting arrangement for short sales as well as the related collateral pledged by the Master Portfolio as of August 31, 2013:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	477,070	—	477,070	477,070	—	—	—
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(c)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount($)(d)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	510,164	—	510,164	477,070	—	—	33,094
Options Contracts Written	143	—	143	—	—	—	143
Total	510,307	—	510,307	477,070	—	—	33,237

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

(c) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d) Represents the net amount due to counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost if the Master Portfolio still owns the applicable securities on the payment date. If the Master Portfolio no longer owns the applicable securities, the proceeds are recorded as realized gains.

Federal Income Tax Status

The Master Portfolio is treated as a partnership for federal income tax purposes and therefore is not subject to federal income tax. Each investor in the Master Portfolio will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

The Master Portfolio's assets, income and distributions will be managed in such a way that the Feeder Fund will be able to continue to qualify as a registered investment company by investing its assets through its Master Portfolio.

Foreign Taxes

The Master Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Master Portfolio will accrue such taxes and recoveries, as applicable, based

Semiannual Report 2013

Columbia International Value Master Portfolio

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Master Portfolio level, based on statutory rates. The Master Portfolio accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Guarantees and Indemnifications

Under the Master Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Master Trust or its Master Portfolio. In addition, certain of the Master Portfolio's contracts with its service providers contain general indemnification clauses. The Master Portfolio's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Master Portfolio cannot be determined, and the Master Portfolio has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective June 1, 2013, the investment management fee is an annual fee that is equal to a percentage of the Master Portfolio's average daily net assets that declines from 0.79% to 0.62% as the Master Portfolio's net assets increase. Prior to June 1, 2013, the investment management fee was equal to a percentage of the Master Portfolio's average daily net assets that declined from 0.85% to 0.66% as the Master Portfolio's net assets increased. The annualized effective investment management fee rate for the six months ended August 31, 2013 was 0.82% of the Master Portfolio's average daily net assets.

Subadvisory Agreement

Prior to June 1, 2013, Brandes Investment Partners, L.P. (Brandes) served as the subadviser of the Master Portfolio. The Investment Manager compensated Brandes to manage the investment of the Master Portfolio's assets. Effective June 1, 2013, the Investment Manager assumed the day-to-day management responsibilities of the Master Portfolio from Brandes.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Master Portfolio Administrator. Effective June 1, 2013, the Master Portfolio pays the Master Portfolio Administrator an annual fee for administration and accounting services equal to a percentage of the Master Portfolio's average daily net assets that declines from 0.06% to 0.03% as the Master Portfolio's net assets increase. Prior to June 1, 2013, the administration fee was equal to 0.05% of the Master Portfolio's average daily net assets. The annualized effective administration fee rate for the six months ended August 31, 2013 was 0.05% of the Master Portfolio's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Master Portfolio or the Board, including payments to a company providing limited administrative services to the Master Portfolio and the Board. That company's expense include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2013, other expenses paid to this company were $1,388.

Compensation of Board Members

Board members are compensated for their services to the Master Portfolio as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Master Portfolio, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Master Portfolio's liability for these amounts is adjusted for market value changes and remains in the Master Portfolio until distributed in accordance with the Plan.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affilates have voluntarily agreed to waive fees and/or reimburse certain expenses (excluding certain fees and expenses, such as brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Master Portfolio's ordinary net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Master Portfolio's custodian, do not exceed the annual rate of 0.90% of the Master Portfolio's average daily

Semiannual Report 2013

Columbia International Value Master Portfolio

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

net assets. This arrangement may be modified or terminated by the Investment Manager at any time.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2013, the cost of investments for federal income tax purposes was approximately $326,046,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$15,939,000
Unrealized depreciation	(16,570,000)
Net unrealized depreciation	$(631,000)

Management of the Master Portfolio has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Master Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $387,461,925 and $799,463,442, respectively, for the six months ended August 31, 2013.

Note 6. Affiliated Money Market Fund

The Master Portfolio may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Master Portfolio and other affiliated funds. The income earned by the Master Portfolio from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Master Portfolio indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Master Portfolio has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Master Portfolio may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Master Portfolio and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Master Portfolio also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Master Portfolio had no borrowings during the six months ended August 31, 2013.

Note 8. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the

Semiannual Report 2013

Columbia International Value Master Portfolio

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013

Columbia International Value Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia International Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Brandes Investment Partners, L.P. (the Subadviser), the Subadviser has provided portfolio management and related services for Columbia International Value Master Portfolio, in which the Fund invests all or substantially all of its assets.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial's profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement and the termination of the Subadvisory Agreement (effective following the conclusion of a short-term renewal period to cover the termination notice period required under the Subadvisory Agreement).

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management's fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel. In this regard, the Board took into account its comprehensive discussions with Columbia Management's Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Board also recalled the information the CIO provided it identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the

Semiannual Report 2013

Columbia International Value Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Board also observed the materials demonstrating the strength and depth of Columbia Management's equity and fixed income research departments.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Service Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources (including recent organizational changes), portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. In the context of the review of the foregoing, the Board recalled its multiple meetings with Brandes (and Columbia Management regarding Brandes) within the preceding six months, noting concerns raised with the wherewithal of Brandes' organization and its continued underperformance for a number of periods. The Board also considered Columbia Management's recommendation at the March 2013 Contracts Committee meeting that Brandes be replaced with Columbia Management's Overseas Value Team. The Board noted that it had been provided with materials discussing the depth, experience and capabilities of the Overseas Value Team, and the related proposed investment strategy change for the Fund. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the underperformance of the Fund (discussed below) as well as the Investment Manager's recommendation that the Board terminate the Subadvisory Agreement with the Subadviser, which is unaffiliated with the Investment Manager, at the expiration of the termination notice period under the Subadvisory Agreement, the Board concluded that the services being performed under the Subadvisory Agreement were of an acceptable quality for purposes of renewing the contract for only a short-term period until the expiration of the termination notice period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance had not met expectations for certain periods. The Board observed that appropriate action (i.e., termination of the Subadviser) is contemplated to help improve the Fund's performance.

Additionally, the Board reviewed Columbia Management's process for monitoring the Subadviser and considered, in particular, management's rationale for recommending the termination of the Subadviser. The Board observed that the Subadviser's termination (and replacement by the Overseas Value Team) would be effective following the expiration of the termination notice period under the Subadvisory Agreement.

Semiannual Report 2013

Columbia International Value Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant's report that concluded that the Funds' expense cap philosophy of assuring that each Fund's total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund's management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant's report that concluded that Columbia Management's profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement, the renewal of the Subadvisory Agreement for a short-term period (until the effective date of the termination of the Subadvisory Agreement) and the termination of the Subadvisory Agreement.

Semiannual Report 2013

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Semiannual Report 2013

Columbia International Value Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013

Columbia International Value Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR170_02_C01_(10/13)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Master Investment Trust, LLC

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	October 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	October 23, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	October 23, 2013